Restricted Net Assets - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Restricted Assets Disclosure [Abstract]
Percentage of after-tax income required to be transferred to statutory general reserve fund	10.00%
Reserve level threshold for mandatory transfer percentage.	50.00%
Restricted net assets	¥ 18,981,392	¥ 15,505,422